ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Trade accounts receivable	$896,120	$867,027
Less: allowance for doubtful accounts	(46,705)	-
Total accounts receivable	$849,415	$867,027